CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Formation and operational costs	$ 4,270,713	$ 1,809,484
Loss from operations	(4,270,713)	(1,809,484)
Other income (expense):
Interest earned on marketable securities held in Trust Account	22,231,067	7,277,660
Unrealized loss on marketable securities held in Trust Account		(68,050)
Other income, net	22,231,067	7,209,610
Income before provision for income taxes	17,960,354	5,400,126
Provision for income taxes	(6,092,149)	(1,474,356)
Net income	$ 11,868,205	$ 3,925,770
Common shares subject to redemption
Other income (expense):
Basic weighted average shares outstanding	45,417,697	50,000,000
Diluted weighted average shares outstanding	45,417,697	50,000,000
Basic net income per share	$ 0.20	$ 0.06
Diluted net income per share	$ 0.20	$ 0.06
Common shares not subject to redemption
Other income (expense):
Basic weighted average shares outstanding	13,950,000	13,950,000
Diluted weighted average shares outstanding	13,950,000	13,950,000
Basic net income per share	$ 0.20	$ 0.06
Diluted net income per share	$ 0.20	$ 0.06